Note 5 - Common Stock (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants	January 31, 2013	January 31, 2012
Balance, January 31, 2012	7,459,666	790,000
Granted	267,335	6,919,666
Exercised	(500,000)	(250,000)
Expired	(40,000)	-
Balance, January 31, 2013	7,187,001	7,459,666

Share Based Compensation [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
September 2, 2011
Risk-free interest rate	0.20%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%

Warrant [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
April 7, 2011
Risk-free interest rate	0.81%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%